Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Schedule of composition of income tax

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense	24,955	54,049	16,580
Deferred tax benefits	(21,784)	(4,314)	(21,364)
Income tax expenses/(benefits)	3,171	49,735	(4,784)

Schedule of reconciliation of differences between statutory income tax rate and income tax expenses (benefits)

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income tax expenses at PRC statutory income tax rate—25%	14,563	56,615	34
Permanent differences(1)	(4,592)	(6,829)	(8,629)
Tax rate difference from tax holiday and statutory rate in other jurisdictions	(2,100)	(12,351)	(377)
Change in valuation allowance	(4,700)	12,300	4,188
Income tax (benefits)/expenses	3,171	49,735	(4,784)
(1)	The permanent differences mainly consisted of additional deduction for research and development expenditures and non-deductible expenses.

Schedule of per share effect of tax holidays

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net gain per ordinary share effect—basic	0.22	0.13	0.11
Net gain per ordinary share effect—diluted	0.22	0.12	0.10

Schedule of significant temporary differences of deferred tax assets

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	42,201	57,080
Payroll and expense accrued	11,691	5,634
Net operating tax loss carry forwards	5,355	23,801
Loss on equity investment	—	1,070
Impairment losses	1,670	3,442
Others	2,334	201
Less: valuation allowance	(28,043)	(35,708)
Total deferred tax assets, net	35,208	55,520

Deferred tax liabilities
Intangible assets arisen from business combination and assets acquisition	—	(8,522)
Total deferred tax liabilities	—	(8,522)

Schedule of movement of valuation allowance for deferred tax assets

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance as of January 1,	(20,443)	(15,743)	(28,043)
Change of valuation allowance	4,700	(12,300)	(7,665)
Balance as of December 31,	(15,743)	(28,043)	(35,708)

Schedule of net operating tax loss carry forwards, if not utilized, would expire

RMB
Loss expiring in 2021	10,235
Loss expiring in 2022	12,488
Loss expiring in 2023	11,628
Loss expiring in 2024	17,108
Loss expiring in 2025 and thereafter	112,053
Total	163,512